Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

July 15, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A of Deutsche Limited Maturity Quality Income Fund and Deutsche Ultra-Short Quality Income Fund (collectively, the “Funds”), each a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 80 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing page of the Amendment that it will become effective on September 28, 2015. No fees are required in connection with this filing.

This filing is being made to introduce two new series into the Trust: Deutsche Limited Maturity Quality Income Fund and Deutsche Ultra-Short Quality Income Fund. Each Fund will issue shares in two different classes: Institutional Shares and Investment Class. The enclosed filing contains each Fund’s statutory Prospectuses and the Funds’ combined Statement of Additional Information.

Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectuses and Statement of Additional Information represent standard Deutsche disclosure that has been reviewed by the staff of the Commission.

Any comments or questions on this filing should be directed to the undersigned at (212) 250-9970.

Very truly yours,

/s/Leslie Lowenbraun

Leslie Lowenbraun
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.